RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of restatement on the balance sheets, statements of operations and statements of cash flows

Balance Sheet as of
October 22, 2019	As Reported	Adjustment	As Restated

Warrant Liabilities	$—	$1,356,300	$1,356,300
Total Liabilities	82,127	1,356,300	1,438,427
Ordinary shares subject to redemption	133,895,920	(1,356,300)	132,539,620
Ordinary Shares	401	14	415
Additional paid-in capital	$5,052,511	$4,064	$5,056,575
Retained earnings (Accumulated deficit)	(52,908)	(4,078)	(56,986)
Total Shareholders’ Equity	$5,000,004	$—	$5,000,004

Number of shares subject to possible redemption	13,389,592	(135,630)	13,253,962

Balance Sheet as of
December 31, 2019	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$1,972,800	$1,972,800
Total Liabilities	65,716	1,972,800	2,038,516
Ordinary shares subject to redemption	134,190,490	(1,972,800)	132,217,690
Ordinary Shares	398	20	418
Additional paid-in capital	$4,757,944	$620,558)	$5,378,502
Retained earnings (Accumulated deficit)	$241,659	$(620,578)	$(378,919)
Total Shareholders’ Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	13,419,049	(197,280)	13,221,769

Statement of Operations for the
period from July 30, 2019 (inception) to December 31, 2019	As Reported	Adjustment	As Restated
Transaction costs allocable to warrant liabilities	$—	$(4,078)	$(4,078)
Change in fair value of warrant liabilities	—	(616,500)	(616,500)
Net income	$241,659	$(620,578)	$(378,919)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.05)	$(0.17)	$(0.22)

Statement of Cash Flows for the		Period
year ended December 31, 2019	As Reported	Adjustment	As Restated
Net income (loss)	$241,659	$(620,578)	$(378,919)
Change in fair value of warrant liabilities	$—	$616,500	$616,500
Transaction costs allocable to warrant liabilities	$—	$4,078	$4,078
Initial classification of warrant liabilities	$—	$1,356,300	$1,356,300
Initial classification of ordinary shares subject to possible redemption	$133,895,920	$(1,356,300)	$132,539,620
Change in value of ordinary shares subject to possible redemption	$294,570	$(616,500)	$(321,930)

Balance Sheet as of		Period
March 31, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$1,027,500	$1,027,500
Total Liabilities	53,215	1,027,500	1,080,715
Ordinary shares subject to redemption	134,537,080	(1,027,500)	133,509,580
Ordinary Shares	395	10	405
Additional paid-in capital	$4,411,357	$(324,732)	$4,086,625
Retained earnings	$588,253	$324,722	$912,975
Total Shareholders’ Equity	$5,000,005	$—	$5,000,005

Number of shares subject to possible redemption	13,453,708	(102,750)	13,350,958

Balance Sheet as of		Period
June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$2,383,800	$2,383,800
Total Liabilities	16,366	2,383,800	2,400,166
Ordinary shares subject to redemption	134,591,590	(2,383,800)	132,207,790
Ordinary Shares	394	24	418
Additional paid-in capital	$4,356,848	$1,031,554	$5,388,402
Retained earnings (Accumulated deficit)	$642,765	$(1,031,578)	$(388,813)
Total Shareholders’ Equity	$5,000,007	$—	$5,000,007

Number of shares subject to possible redemption	13,459,159	(238,380)	13,220,779

Balance Sheet as of		Period
September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$2,548,200	$2,548,200
Total Liabilities	15,147	2,548,200	2,563,347
Ordinary shares subject to redemption	134,531,290	(2,548,200)	131,983,090
Ordinary Shares	395	25	420
Additional paid-in capital	$4,417,147	$1,195,953	$5,613,100
Retained earnings (Accumulated deficit)	$582,459	$(1,195,978)	$(613,519)
Total Shareholders’ Equity	$5,000,001	$0	$5,000,001

Number of shares subject to possible redemption	13,453,129	(254,820)	13,198,309

Balance Sheet as of		Period
December 31, 2020	As Reported	Adjustment	As Restated
Warrant Liabilities	$—	$3,452,400	$3,452,400
Total Liabilities	709,732	3,452,400	4,162,132
Ordinary shares subject to redemption	134,138,890	(3,452,400)	130,686,490
Ordinary Shares	399	34	433
Additional paid-in capital	$4,809,543	$2,100,144	$6,909,687
Retained earnings (Accumulated deficit)	$190,067	$(2,100,178)	$(1,910,111)
Total Shareholders’ Equity	$5,000,009	$—	$5,000,009

Number of shares subject to possible redemption	13,413,889	(345,240)	13,068,649

Statement of Operations for the		Period
three months ended March 31, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$945,300	$945,300
Net income	$346,594	$945,300	$1,291,894
Basic and diluted net loss per ordinary share, non-redeemable	$(0.06)	$0.27	$0.21

Statement of Operations for the		Period
six months ended June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(411,000)	$(411,000)
Net income	$401,106	$(411,000)	$(9,894)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.08)	$(0.11)	$(0.19)

Statement of Operations for the		Period
three months ended June 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(1,356,300)	$(1,356,300)
Net income	$54,512	$(1,356,300)	$(1,301,788)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.02)	$(0.38)	$(0.40)

Statement of Operations for the		Period
nine months ended September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(575,400)	$(575,400)
Net income (loss)	$340,800	$(575,400)	$(234,600)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.10)	$(0.16)	$(0.26)

Statement of Operations for the		Period
three months ended September 30, 2020 (unaudited)	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(164,400)	$(164,400)
Net income (loss)	$(60,306)	$(164,400)	$(224,706)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.30)	$0.23	$(0.07)

Statement of Operations for the		Period
year ended December 31, 2020	As Reported	Adjustment	As Restated
Change in fair value of warrant liabilities	$—	$(1,479,600)	$(1,479,600)
Net income (loss)	$(51,592)	$(1,479,600)	$(1,531,192)
Basic and diluted net loss per ordinary share, non-redeemable	$(0.22)	$(0.41)	$(0.63)

Statement of Cash Flows for the
period ended March 31, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$346,594	$945,300	$1,291,894
Change in fair value of warrant liabilities	$—	$(945,300)	$(945,300)
Change in value of ordinary shares subject to possible redemption	$346,590	$945,300	$1,291,890)

Statement of Cash Flows for the
period ended June 30, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$401,106	$(411,000)	$(9,894)
Change in fair value of warrant liabilities	$—	$411,000	$411,000
Change in value of ordinary shares subject to possible redemption	$401,100	$(411,000)	$(9,900)

Statement of Cash Flows for the
period ended September 30, 2020 (unaudited)	As Reported	Period Adjustment	As Restated
Net income (loss)	$340,800	$(575,400)	$(234,600)
Change in fair value of warrant liabilities	$—	$575,400	$575,400
Change in value of ordinary shares subject to possible redemption	$340,800	$(575,400)	$(234,600)

Statement of Cash Flows for the
year ended December 31, 2020	As Reported	Period Adjustment	As Restated
Net income (loss)	$(51,592)	$(1,479,600)	$(1,531,192)
Change in fair value of warrant liabilities	$—	$1,479,600	$1,479,600
Change in value of ordinary shares subject to possible redemption	$(51,600)	$(1,479,600)	$(1,531,200)